CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash Flows from Operating Activities:
Net income (loss)	$ (583,244)	$ (2,178,047)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of intangible assets	1,075,142	190,000
Depreciation of property, plant and equipment	5,837	0
Share-based compensation	20,833	0
Gain on disposal of discontinued operations	0	(51,853)
lease expenses of right-of-use assets	87,084	0
Changes in operating assets and liabilities:
Accounts receivable	(1,975,817)	0
Inventory	59,435	0
Prepayments and other current assets	(185,273)	0
Accounts payable	921,771	0
Other payables and accrued liabilities	498,896	8,616
Operating lease liability	(84,001)	0
Other non?current liabilities	0	158,347
Net cash used in operating activities from continuing operations	(159,337)	(1,872,937)
Net cash provided by operating activities from discontinued operations	0	906,571
Net cash used in operating activities	(159,337)	(966,366)
Cash Flows from Investing Activities:
Short-term investment	0	(27,156,977)
Loan to a related party	(332,000)	0
Loan collection from a related party	41,000	0
Net cash used in investing activities from continuing operations	(291,000)	(27,156,977)
Net cash provided by investing activities from discontinued operations	0	0
Net cash (used in) provided by investing activities	(291,000)	(27,156,977)
Cash Flows from Financing Activities:
Ordinary shares issued for cash	0	27,000,000
Amount due to the related party	642,306	835,046
Net cash provided by financing activities from continuing operations	642,306	27,835,046
Net cash provided by financing activities from discontinued operations	0	0
Net cash provided by financing activities	642,306	27,835,046
Effect of exchange rate changes on cash and cash equivalents	(41,277)	51,567
Net increase in cash and cash equivalents	150,692	(236,730)
Cash and cash equivalents of continuing operations - beginning of year	261,355	341,779
Cash and cash equivalents of discontinued operations - beginning of year	0	602,463
Cash and cash equivalents - beginning of year	261,355	944,242
Cash and cash equivalents - end of year	412,047	105,049
Less cash and cash equivalents of discontinued operations - end of year	0	0
Cash and cash equivalents of continuing operations - end of year	412,047	105,049
Supplemental disclosures of cash flows information:
Cash paid for income taxes	0	0
Cash paid for interest expense	$ 0	$ 0